Income Taxes (Effective and Statutory Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Information [Line Items]
Statutory Federal tax rate	21.00%	21.00%	35.00%
State taxes, net of Federal tax benefit	1.30%	0.60%	0.40%
Depreciation of flow-through differences	(0.10%)	(0.10%)	1.40%
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Percent	(0.20%)	(0.30%)	(0.40%)
Effective Income Tax Rate Reconciliation, Depreciation of flow-through years	(22.60%)	(4.00%)	0.00%
Other, net	0.10%	(0.20%)	(1.30%)
Effective tax rate	(0.50%)	17.00%	35.10%